Commitments (Tables)	6 Months Ended
Jun. 30, 2021
Commitments
Schedule of future minimum lease payments

Fiscal year	Amount
2021	$746,512
2022	1,381,296
2023	1,956,861
2024	2,016,267
2025 and after	17,606,800
Total	$23,707,736